Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Entity Registrant Name	ATTUNITY LTD
Entity Central Index Key	0000893821
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	39,951,106
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	No

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 1,484	$ 872
Restricted cash	362	224
Trade receivables (net of allowance for doubtful accounts of $ 15 at December 31, 2011 and December 31, 2010)	1,988	1,201
Other accounts receivable and prepaid expenses	158	190
Total current assets	3,992	2,487
LONG-TERM ASSETS:
Severance pay fund	2,684	1,323
Property and equipment, net	380	205
Intangible assets, net	2,854	496
Goodwill	13,011	6,133
Other assets	235	61
Total long-term assets	19,164	8,218
Total assets	23,156	10,705
CURRENT LIABILITIES:
Current maturities of long-term convertible debt	835	245
Current maturities of long-term debt	115	1,014
Trade payables	452	220
Deferred revenues	5,733	2,048
Employees and payroll accruals	2,151	844
Bifurcated conversion feature presented at fair value	227
Accrued expenses and other current liabilities	2,128	759
Total current liabilities	11,641	5,130
LONG-TERM LIABILITIES:
Contingent payment obligation	1,669
Deferred tax liability, net	515
Convertible debt		1,571
Other long-term liabilities	166	90
Liabilities presented at fair value	510	1,215
Accrued severance pay	3,467	1,966
Total long-term liabilities	6,327	4,842
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 0.1 par value - Authorized: 130,000,000 shares at December 31, 2011 and 2010; Issued and outstanding: 39,951,106 shares at December 31, 2011 and 32,269,695 shares at December 31, 2010	1,146	939
Additional paid-in capital	107,572	102,459
Accumulated other comprehensive loss	(690)	(640)
Accumulated deficit	(102,840)	(102,025)
Total shareholders' equity	5,188	733
Total liabilities and shareholders' equity	$ 23,156	$ 10,705

CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS	Dec. 31, 2010 USD ($)	Dec. 31, 2010 ILS
CONSOLIDATED BALANCE SHEETS [Abstract]
Trade receivables, allowance for doubtful accounts	$ 15		$ 15
Ordinary shares, par value per share		0.1		0.1
Ordinary shares, shares authorized	130,000,000	130,000,000	130,000,000	130,000,000
Ordinary shares, shares outstanding	39,951,106	39,951,106	32,269,695	32,269,695
Ordinary shares, shares issued	39,951,106	39,951,106	32,269,695	32,269,695

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Software licenses	$ 8,140	$ 4,645	$ 4,126
Maintenance and services	7,029	5,430	5,327
Total revenues	15,169	10,075	9,453
Operating costs and expenses:
Cost of software licenses	563	1,119	2,348
Cost of maintenance and services	890	832	722
Research and development, net	4,960	2,482	1,894
Selling and marketing	5,851	3,831	3,469
General and administrative	2,835	1,854	1,608
Total operating costs and expenses	15,099	10,118	10,041
Operating income (loss)	70	(43)	(588)
Financial expenses, net	1,284	1,388	697
Other income			(10)
Loss before taxes on income	(1,214)	(1,431)	(1,275)
Taxes on income (benefit)	(399)	74	28
Net loss	$ (815)	$ (1,505)	$ (1,303)
Basic and diluted net loss per share	$ (0.02)	$ (0.05)	$ (0.05)
Weighted average number of shares used in computing basic and diluted net loss per share	34,647	31,973	28,494

STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive loss [Member]	Accumulated deficit [Member]	Total comprehensive loss [Member]
Balance at Dec. 31, 2008	$ 2,532	$ 720	$ 104,279	$ (455)	$ (102,012)
Balance, shares at Dec. 31, 2008		23,196,236
Cumulative effect as a result of adoption of new accounting guidance related to certain equity-linked financial instruments (amendment to ASC 815-40) (see Note 2r)	(322)		(3,117)		2,795
Issuance of shares (rights offering), net	530	119	411
Issuance of shares (rights offering), net, shares		4,982,358
Conversion of convertible debt into shares	393	79	314
Conversion of convertible debt into shares, shares		3,276,396
Exercise of warrants	14	2	12
Exercise of warrants, shares		116,160
Stock-based compensation	196		196
Other comprehensive loss:
Foreign currency translation adjustments	2			2		2
Net loss	(1,303)			(1,303)		(1,303)
Total comprehensive loss						(1,301)
Balance at Dec. 31, 2009	2,042	920	102,095	(453)	(100,520)
Balance, shares at Dec. 31, 2009		31,571,150
Change in terms of equity-classified warrants in connection with loan extinguishment	53		53
Exercise of warrants and options	107	19	88
Exercise of warrants and options, shares		698,545
Stock-based compensation	223		223
Other comprehensive loss:
Foreign currency translation adjustments	(187)			(187)		(187)
Net loss	(1,505)				(1,505)	(1,505)
Total comprehensive loss						(1,692)
Balance at Dec. 31, 2010	733	939	102,459	(640)	(102,025)
Balance, shares at Dec. 31, 2010	32,269,695	32,269,695
Conversion of convertible debt into shares	1,144	39	1,105
Conversion of convertible debt into shares, shares		1,472,000
Classification of warrants to equity	860		860
Exercise of warrants and options		51	198
Exercise of warrants and options, shares		1,861,897
Exercise of warrants	249
Stock-based compensation	359		359
Issuance of shares to RepliWeb's employees in connection with the acquisition	88	4	84
Issuance of shares to RepliWeb's employees in connection with the acquisition, shares		137,482
Issuance of shares related to RepliWeb acquisition	2,533	105	2,428
Issuance of shares related to RepliWeb acquisition, shares		3,894,776
Exercise of rights related to Convertible Debt	38	8	30
Exercise of rights related to Convertible Debt, shares		315,256
Fair value of guarantee associated with short term loan	49		49
Other comprehensive loss:
Foreign currency translation adjustments	(50)			(50)		(50)
Net loss	(815)				(815)	(815)
Total comprehensive loss						(2,557)
Balance at Dec. 31, 2011	$ 5,188	$ 1,146	$ 107,572	$ (690)	$ (102,840)
Balance, shares at Dec. 31, 2011	39,951,106	39,951,106

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net loss	$ (815)	$ (1,505)	$ (1,303)
Adjustments required to reconcile net loss to net cash provided by operating activities:
Depreciation	123	94	149
Expenses related to RepliWeb's employees in connection with the acquisition	139
Stock-based compensation	359	223	196
Amortization of deferred charges			25
Amortization of debt discount			126
Amortization of intangible assets	843	1,119	2,348
Fair value of guarantee associated with short term loan	49
Accretion of contingent payment obligation	75
Convertible debt inducement expense	202
Increase in accrued severance pay, net	40	193	25
Increase in trade receivables, net	(453)	(435)	(255)
Decrease (increase) in other accounts receivable and prepaid expenses	537	(45)	79
Decrease (increase) in long-term prepaid expenses	(174)	25	20
Increase (decrease) in trade payables	(370)	17	(186)
Increase (decrease) in deferred revenues	2,228	19	(327)
Increase (decrease) in employees and payroll accruals	785	28	(265)
Increase (decrease) in accrued expenses and other liabilities	882	(226)	(77)
Revaluation of restricted cash	(16)	(16)	(2)
Changes in liabilities presented at fair value	589	965	253
Change in deferred taxes, net	(774)
Net cash provided by operating activities	4,249	456	806
Cash flows from investing activities:
Purchase of property and equipment	(161)	(58)	(19)
Increase in restricted cash	(100)
Capitalization of software development costs			(378)
Cash paid in connection with the acquisition, net of acquired cash	(2,424)
Net cash used in investing activities	(2,685)	(58)	(397)
Cash flows from financing activities:
Receipt of short term bridge loan to finance the acquisition	3,000
Repayment of bridge loan	(3,000)
Proceeds from exercise of employee stock options, warrants and rights related to convertible debt	287	107	14
Receipt of long-term debt	57	26
Proceeds from issuance of shares (rights offering)			530
Repayment of long-term debt	(1,046)	(922)	(30)
Repayment of convertible debt	(245)	(184)
Net cash provided by (used in) financing activities	(947)	(973)	514
Foreign currency translation adjustments on cash and cash equivalents	(5)	19	25
Increase (decrease) in cash and cash equivalents	612	(556)	948
Cash and cash equivalents at the beginning of the year	872	1,428	480
Cash and cash equivalents at the end of the year	1,484	872	1,428
Cash paid during the year for:
Interest	63	484	153
Income taxes	202	74
Supplemental disclosure of non-cash investing and financing activities:
Conversion of short-term loan into shares			393
Issuance of shares related to the acquisition of RepliWeb	2,533
Conversion of convertible debt	$ 1,144

GENERAL	12 Months Ended
Dec. 31, 2011
GENERAL [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.
Attunity Ltd. (the "Company" or "Attunity") and its subsidiaries develop, market and support real-time data integration software. Using Attunity's software, organizations are able to connect, transfer, join, stream and distribute to and from a variety of data sources and files in real-time. In addition, the Company provides maintenance, consulting, and other related services for its products.

b.
On September 19, 2011, the Company completed the acquisition of 100% of the shares of RepliWeb Inc. ("RepliWeb"), a U.S.-based leading provider of enterprise file replication and managed file transfer technologies (see Note 3).

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP"), followed on a consistent basis.

a.	Use of estimates:

The preparation of consolidated financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. On an ongoing basis, the Company's management evaluates estimates, including those related to fair values and useful lives of intangible assets, tax assets and liabilities, fair values of stock-based awards, certain financial instruments classified as liabilities, as well as in estimates used in applying the revenue recognition policy related to separation of multiple elements. Such estimates are based on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

b.	Financial statements in U.S. dollars ("dollars"):

A majority of the revenues of the Company and of certain of its subsidiaries is generated in dollars. In addition, a substantial portion of the Company's and certain subsidiaries' costs are denominated in dollars. Accordingly, the Company's management has determined that the dollar is the currency in the primary economic environment in which those companies operate.

Thus, the functional and reporting currency of those companies is the dollar. Accordingly, monetary amounts denominated in a currency other than the functional currency are re-measured into the functional currency in accordance with ASC 830, "Foreign Currency Matters," while all transaction gains and losses of the re-measured monetary balance sheet items are reflected in the statements of operations as financial income or expenses, as appropriate.

The financial statements of the Israeli and other foreign subsidiaries, whose functional currency is determined to be their local currency, have been translated into dollars. All balance sheet accounts have been translated using the exchange rates in effect at the balance sheet date. Statement of operations amounts have been translated using the average exchange rate for the applicable year. The resulting translation adjustments are reported as a component of shareholders' equity accumulated other comprehensive loss.

c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. Intercompany balances and transactions have been eliminated in consolidation.

d.	Cash equivalents:

Cash equivalents are short-term highly liquid investments that are readily convertible to cash, with original maturities of three months or less, when purchased.

e.	Restricted cash:

Restricted cash is primarily invested in highly liquid deposits. These deposits are used as security for rented premises and for leased equipment and forward transactions.

f.	Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method, over the estimated useful lives of the assets, at the following annual rates:

%

Computers and peripheral equipment	20 - 33 (mainly 33)
Office furniture and equipment	10 - 20 (mainly 15)
Leasehold improvements	Over the shorter of the related lease period or the life of the asset

The Company's long-lived assets are reviewed for impairment in accordance with ASC 360-10-35, "Property, Plant, and Equipment- Subsequent Measurement," whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset (or an asset group) to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. In 2011, 2010 and 2009, no impairment losses were identified.

As required by ASC 820, "Fair Value Measurements", the Company would apply assumptions that marketplace participants would consider in determining the fair value of long-lived assets (or asset groups).

g.	Goodwill and other intangible assets:

Goodwill and certain other purchased intangible assets have been recorded as a result of business acquisitions. Goodwill represents the excess of the purchase price in a business combination over the fair value of net tangible and intangible assets acquired. Goodwill is not amortized, but rather is subject to an annual impairment test at the reporting unit level. The Company performs an annual impairment test during the fourth quarter of each fiscal year, or more frequently if impairment indicators are present. The Company operates in one operating segment and this segment comprises its only reporting unit.

ASC 350, "Intangibles - Goodwill and Other", prescribes a two-phase process for impairment testing of goodwill. The first phase screens for impairment, while the second phase (if necessary) measures impairment. Goodwill impairment is deemed to exist if the net book value of a reporting unit exceeds its estimated fair value. The Company compares its market capitalization to its carrying amount, including goodwill. A significant decrease in its stock price could indicate a material impairment of goodwill which, after further analysis, could result in a material charge to operations. If goodwill is considered impaired, the impairment loss to be recognized is measured by the amount by which the carrying amount of the goodwill exceeds the implied fair value of that goodwill. In 2011, 2010 and 2009, no impairment losses were identified.

The intangible assets of the Company are considered to have an indefinite useful life and are amortized over their estimated useful lives of 5 years. Intangible assets consist of core technology and acquired customer relationships both of which are amortized over their estimated useful lives in proportion to the economic benefits realized. This accounting policy results in accelerated amortization of such assets as compared to the straight-line method.

According to ASC 360 "Property, Plant and Equipment", the carrying amount of these assets to be held and used is reviewed whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Recoverability of these assets is measured by comparison of the carrying amount of each asset (or asset group) to the future undiscounted cash flows the asset (or asset group) is expected to generate. If the asset is considered to be impaired, the amount of any impairment is measured as the difference between the carrying value and the fair value of the impaired asset. During 2009, 2010 and 2011, no impairment losses were identified.

In determining the fair values of long-lived assets for purpose of measuring impairment, the Company's assumptions include those that market participants will consider in valuations of similar assets.

h.	Business Combinations:

The Company accounted for business combination in accordance with ASC No. 805, "Business Combinations". ASC 805 requires recognition of assets acquired, liabilities assumed, and any non-controlling interest at the acquisition date, measured at their fair values as of that date. Any excess of the fair value of net assets acquired over purchase price and any subsequent changes in estimated contingencies are to be recorded in earnings. In addition, changes in valuation allowance related to acquired deferred tax assets and in acquired income tax position are to be recognized in earnings.

Acquisition related costs are expensed to the statement of operations in the period incurred.

i.	Research and development costs:

Research and development costs incurred in the process of software development before establishment of technological feasibility are charged to expenses as incurred. Costs incurred subsequent to the establishment of technological feasibility are capitalized according to the principles set forth in ASC 985-20, "Costs of Software to Be Sold, Leased, or Marketed". During 2009, $378 research and development costs were capitalized and during 2010 and 2011 no research and development costs were capitalized.

Based on the Company's product development process, technological feasibility is established upon completion of a detailed program design or working model, depending on the product line.

Capitalized software costs are amortized on a product by product basis. Amortization equals the greater of the amount computed using the: (1) ratio that current gross revenues for a product bear to the total of current and anticipated future gross revenues from sales of the product, or (2) the straight-line method over the estimated economic life of the product.

At each balance sheet date, the unamortized capitalized costs of the software products are compared to the net realizable value of the product. If the unamortized capitalized costs exceed the net realizable value of that product, such excess is written off. The net realizable value is calculated as the estimated future gross revenues from the product reduced by the estimated future costs of completing and disposing of that product, including the costs of performing maintenance and customer support required to satisfy the Company's responsibility set forth at the time of sale. Management estimated the economic life of its product to be three years. In 2011, 2010 and 2009, no impairment losses were identified.

j.	Income taxes:

The Company accounts for income taxes and uncertain tax positions in accordance with ASC 740, "Income Taxes". ASC 740 prescribes the use of the liability method, whereby deferred tax asset and liability account balances are determined based on temporary differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to amounts more likely than not to be realized (see Note13).

Deferred tax liabilities and assets are classified as current or non-current based on the classification of the related asset or liability for financial reporting, or according to the expected reversal dates of the specific temporary differences if not related to an asset or liability for financial reporting.

ASC 740 contains a two-step approach to recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. The Company accrues interest and penalties related to unrecognized tax benefits in its taxes on income.

k.	Advertising expenses:

Advertising expenses are expensed as incurred. Advertising expenses for the years ended December 31, 2011, 2010 and 2009 amounted to $ 69, $ 47 and $ 46, respectively.

l.	Revenue recognition:

The Company generates revenues mainly from license fees and sub-license fees for the right to use its software products and maintenance, support, consulting and training services. The Company sells licenses to its products primarily through its direct sales force and indirectly through distributors, original equipment manufacturers ("OEMs") and Value Added Resellers ("VARs"). Both the customers and the distributors, OEMs or VARs are considered to be end users. The Company is also entitled to royalties from some distributors, OEMs and VARs upon the sublicensing of the software to end users.

The Company accounts for software sales in accordance with ASC 985-605, "Software Revenue Recognition".

Revenue from license fees and services are recognized when persuasive evidence of an arrangement exists, delivery of the product has occurred or the services have been rendered, the fee is fixed or determinable and collectability is probable. The Company does not grant a right of return to its customers.

As required by ASC 985-605, the Company determines the value of the software component of its multiple-element arrangements using the residual method when vendor specific objective evidence ("VSOE") of fair value exists for all the undelivered elements of the support and maintenance agreements or services included. VSOE is based on the price charged when an element is sold separately or renewed. Under the residual method, the fair value of the undelivered elements is deferred and the remaining portion of the arrangement fee is allocated to the delivered elements and is recognized as revenue.

Software updates and maintenance provide customers with rights to unspecified software product upgrades released during the term of the agreement. Support services grant the Company's customers telephone access to technical support personnel during the term of the service. The Company recognizes revenues from software updates, maintenance and support services ratably over the term of the agreement.

Arrangements for the sale of software products that include consulting and training services are evaluated to determine whether those services are essential to the functionality of other elements of the arrangement. The Company determined that these services are not considered essential to the functionality of other elements of the arrangement; therefore, these revenues are recognized as a separate element of the arrangement.

Revenues from royalties are recognized according to quarterly royalty reports received from certain OEM's. Royalties are received from customers who embedded the Company's products in their own products and the Company is entitled to a percentage of the OEM's revenue from the combined product.

Service revenues are recognized as the services are performed.

Deferred revenues include unearned amounts received under maintenance and support contracts and amounts received from customers under license agreements but not recognized as revenues.

m.	Cost of Revenues:

Cost of software licenses is comprised mainly of amortization of technology acquired.

Cost of maintenance and services is comprised of post-sale customer support.

n.	Concentrations of credit risks:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, restricted cash and trade receivables.

Cash and cash equivalents and restricted cash are invested in major banks in Israel, United States, Europe and Hong Kong. Such deposits in the United States may be in excess of insured limits and are not insured in other jurisdictions. Generally these deposits may be redeemed upon demand and, therefore, bear low risk.

The Company's trade receivables are mainly derived from sales to customers located primarily in the United States, the Far East, Europe and Israel. The Company performs ongoing credit evaluations of its customers and, through December 31, 2011, has not experienced any material losses. An allowance for doubtful accounts is determined with respect to those amounts that the Company has determined to be doubtful of collection. There were no bad debt expenses or write offs recorded for the years ended December 31, 2011, 2010 and 2009.

o.	Accounting for stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC 718, "Compensation - Stock Compensation". ASC 718 is applicable for stock-based awards exchanged for employee services and in certain circumstances for nonemployee directors. Pursuant to ASC 718, stock-based compensation cost is measured at the grant date, based on the fair value of the award, and is recognized as expense over the requisite service period. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

The Company selected the Black-Scholes option pricing model as the most appropriate fair value method for its stock-options awards.

The option-pricing model requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected option term. Expected volatility was calculated based upon actual historical stock price movements over the most recent periods ending on the grant date, equal to the expected option term. Expected term is calculated based on the simplified method as adequate historical experience is not available to provide a reasonable estimate.  The simplified method will continue to apply until enough historical experience is available to provide a reasonable estimate of the expected term. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term to the expected life of the options. Historically the Company has not paid dividends and in addition has no foreseeable plans to pay dividends, and therefore use an expected dividend yield of zero in the option pricing model.

The fair value for options granted in 2011, 2010 and 2009 is estimated at the date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	2011	2010	2009

Dividend yield	0%	0%	0%
Expected volatility	129%	127%	115%
Risk-free interest	1.03%	1.84%	3.05%
Expected life (in years)	4	4	4

The Company recognizes compensation expenses for the value of its awards based on the straight-line method over the requisite service period of each of the awards, net of estimated forfeitures. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

p.	Derivatives and hedging:

The Company accounts for derivatives and hedging based on ASC No. 815, Derivatives and Hedgings". ASC No. 815 requires the Company to recognize all derivatives on the balance sheet at fair value. The accounting for changes in the fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship.

According to ASC No. 815, for derivative instruments that are designated and qualify as hedging instruments, the Company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge, or a hedge of a net investment in a foreign operation. If the derivatives meet the definition of a hedge and are so designated, depending on the nature of the hedge, changes in the fair value of such derivatives will either be offset against the change in fair value of the hedged assets, liabilities, or firm commitments through earnings, or recognized in other comprehensive income until the hedged item is recognized in earnings. The ineffective portion of a derivative's change in fair value is recognized in earnings.

During 2011, the Company entered into forward and option contracts to hedge against the risk of overall changes in future cash flow from payments of payroll and related expenses denominated in Israeli Shekels. These contracts did not meet the requirement for cash flow hedge accounting and as such gains/losses are recognized in "financial income, net". As of December 31, 2011, the Company had outstanding forward contracts in the notional amount of $173 and outstanding cylinder contracts in the amount of $1,581. The Company measured the fair value of the contracts in accordance with ASC 820 and is classified as level 2. Net losses recognized in "financial income, net" during 2011 were $125.

q.	Basic and diluted net loss per share:

Basic and diluted loss per Ordinary share are presented in conformity with ASC 260 "Earnings Per Share", for all years presented. Basic loss per Ordinary share is computed by dividing the net loss for each reporting period by the weighted average number of Ordinary shares outstanding during the period. Diluted loss per Ordinary share is computed by dividing the net loss for each reporting period by the weighted average number of Ordinary shares outstanding during the period plus any additional Ordinary shares that would have been outstanding if potentially dilutive securities had been exercised during the period, calculated under the treasury stock method.

As of December 31, 2011, 2010 and 2009 all outstanding options and warrants were excluded from computation of diluted loss per share since they were anti-dilutive.

r.	Severance pay:

The Company's liability for severance pay for all employees located in Israel is calculated pursuant to Israel's Severance Pay Law based on the employees' most recent salary multiplied by the number of years of employment, as of the balance sheet date. Upon termination by the Company, or other circumstances under the Severance Pay Law, Israeli employees are entitled to one month's salary for each year of employment or a portion thereof. The Company's liability for all of its Israeli employees is fully provided by monthly deposits with severance pay fund, insurance policies and by an accrual.

The deposited funds include profits or losses accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the employee's obligation pursuant to Israel's Severance Pay Law or employment agreements. The value of these policies is recorded as an asset in the Company's balance sheets.

Severance pay expense for the years ended December 31, 2011, 2010 and 2009 amounted to $ 296, $ 185 and $ 175, respectively.

s.	Fair value of financial instruments:

The carrying amounts of cash and cash equivalents, restricted cash, trade receivables, trade payables, employees and payroll accruals, accrued expenses and other liabilities including long-term loans approximate their fair values due to the short-term maturity of these instruments.

The Company accounts for certain liabilities at fair value under ASC 820, "Fair Value Measurements and Disclosures". ASC 820 defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date ("exit price"). When determining the fair value measurements for assets and liabilities required to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and consider assumptions that market participants would use when pricing the asset or liability, such as inherent risk, transfer restrictions, and risk of nonperformance.

ASC 820 establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1-	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2-	Include other inputs that are directly or indirectly observable in the marketplace.

Level 3-	Unobservable inputs which are supported by little or no market activity.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

t.	Liabilities presented at fair value:

Effective January 2009, the Company adopted the amendment to ASC 815-40, "Contracts in Entity's Own Equity". As a result of the adoption, some of the Company's warrants that included anti-dilution price protection, were reclassified from shareholders' equity to liability and are marked to market at each reporting date. In addition, the conversion embedded feature of the convertible debt was bifurcated and accounted as a derivative under ASC 815 and is marked to market at each reporting date.

The cumulative effect of this pronouncement resulted in a decrease to accumulated deficit on January 1, 2009 of $ 2,795, consisting of (i) $ 1,284 due to previously granted warrants, (ii) $ 636 due to bifurcation of conversion embedded feature of the convertible debt, and (iii) $ 875 as a result of cancellation of previously recognized beneficial conversion feature related to the convertible debt.

The cumulative effect of this pronouncement resulted in a decrease to additional paid-in capital on January 1, 2009 of $ 3,117, consisting of (i) $ 1,304 due to previously granted warrants, (ii) $ 730 due to bifurcation of a conversion embedded feature of the convertible debt, and (iii) $ 1,083 as a result of cancellation of a previously recognized beneficial conversion feature related to the convertible debt

u.	Comprehensive income:

The Company accounts for comprehensive income in accordance with ASC 220, "Comprehensive Income". This statement establishes standards for the reporting and display of comprehensive income and its components in a full set of general purpose financial statements. Comprehensive income generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to, shareholders. The Company determined that its only item of other comprehensive income relates to foreign currency translation adjustment.

v.	Impact of recently issued accounting standards:

In June 2011, the Financial Accounting Standards Board ("FASB") issued guidance changed the requirement for presenting "Comprehensive Income" in the consolidated financial statements. The update requires an entity to present the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. According to the guidance,  the currently available option to disclose the components of other comprehensive income within the statement of stockholders' equity will no longer be available. The update is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and should be applied retrospectively. The adoption of the standard will have no impact on the Company's financial position or results of operations, but will result in a change in the presentation of the basic consolidated financial statements.  The Company is still evaluating whether to present other comprehensive income in a single continuous statement of comprehensive income or in two separate but consecutive statements.

In September 2011, the FASB also amended the guidance on the annual testing of goodwill for impairment. The amended guidance will allow companies to assess qualitative factors to determine if it is more likely than not that goodwill might be impaired and whether it is necessary to perform the two-step goodwill impairment test required under current accounting standards. The guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, with early adoption permitted. The adoption of this guidance is not expected to have a material impact on the Company's financial statements.

ACQUISITION	12 Months Ended
Dec. 31, 2011
ACQUISITION [Abstract]
ACQUISITION
NOTE 3:-	ACQUISITION

On September 19, 2011, the Company completed the acquisition of 100% of the shares of RepliWeb through the Company's wholly owned subsidiary, Attunity Inc. The financial results of RepliWeb are included in the consolidated financial statements from the date of completion of the acquisition ("Closing Date"). The total consideration is composed as follows:

•	$ 3,300 in cash;

•	$ 4,000 in cash acquired from RepliWeb
•	4,032,258 ordinary shares of the Company issued at closing for total value of $2,621.
•
A milestone-based contingent cash payment of up to $2,000 payable in April 2013.  In connection with this contingent payment consideration, the Company recorded at the Closing Date, an estimated liability of $1,594; and

•
Out of the above mentioned total consideration, approximately 3.4% was to be paid to certain employees of RepliWeb, allocated pro-rata from the aforesaid cash, shares and contingent payment components. This resulted in an amount of $386 recorded as compensation expense in the statement of operations.

In addition, the Company incurred acquisition related costs in a total amount of $ 421, which are included in general and administrative expenses for the year 2011. Acquisition related costs include legal, accounting fees and other external costs directly related to the acquisition.

In connection with the acquisition, the Company secured a short-term loan in the principal amount of $3,000 from an Israeli bank (the " Bridge Loan"), which was repayable in January 2012 and bore interest at the rate of LIBOR plus 6%. The loan was repaid in September 2011.

The main reason for this acquisition was to leverage the synergy of the technologies of both companies and to benefit from a wide customer base. A significant amount of the acquisition was recorded as goodwill due to the synergies with RepliWeb.

Purchase price allocation:

Under business combination accounting, the total purchase price was allocated to RepliWeb's net tangible and intangible assets based on their estimated fair values as set forth below. The excess of the purchase price over the net tangible and identifiable intangible assets was recorded as goodwill.

Net assets (including cash of $4,631)	$4,124
Deferred revenues	(1,857)
Intangible assets	3,201
Goodwill	6,941
Deferred tax liability	(1,280)

Total purchase price	$11,129

In performing the purchase price allocation, the Company considered, among other factors, analysis of historical financial performance, highest and best use of the acquired assets and estimates of future performance of RepliWeb's products. In its allocation the Company also considered the fair value of intangible assets based on a market participant approach to valuation performed by a third party valuation firm using an income approach and estimates and assumptions provided by management. The following table sets forth the components of intangible assets associated with the RepliWeb acquisition:

Fair value

Core technology (1)	$2,166
Customer relationships (2)	1,035

Total intangible assets	$3,201

(1)
Core technology represents a combination of RepliWeb processes and trade secrets related to the design and development of its products. This proprietary know-how can be leveraged to develop new technology and improve the Company products and is amortized over 5 years using the accelerated method.

(2)	Customer relationships represent the underlying relationships and agreements with RepliWeb's installed customer base and are amortized over 5 years using the accelerated method.

The following unaudited condensed combined pro forma information for the years ended December 31, 2011 and 2010, gives effect to the acquisition of RepliWeb as if the acquisition had occurred on January 1, 2010. The pro forma information is not necessarily indicative of the results of operations, which actually would have occurred had the acquisition been consummated on that date, nor does it purport to represent the results of operations for future periods. For the purposes of the pro forma information, the Company has assumed that net income includes additional amortization of intangible assets related to the acquisition of $ 777 and $ 1,074 in 2011and 2010, respectively, and related tax effects.

	Year ended December 31
	2011	2010
	Unaudited

Revenues	$20,970	$17,785
Net loss	$(1,863)	$(1,788)
Basic and diluted earnings per share	$(0.05)	$(0.06)

OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2011
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
NOTE 4:-	OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
	December 31,
	2011	2010

Prepaid expenses	$93	$80
Government authorities	37	42
Other	28	68

	$158	$190

PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT, NET [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 5:-	PROPERTY AND EQUIPMENT, NET

	December 31,
	2011	2010
Cost:
Computers and peripheral equipment	$2,998	$2,283
Office furniture and equipment	420	327
Leasehold improvements	393	358

	3,811	2,968

Accumulated depreciation	3,431	2,763

Property and equipment, net	$380	$205

As for charges on the Company's property and equipment, see Note 10b.

GOODWILL AND OTHER INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2011
GOODWILL AND OTHER INTANGIBLE ASSETS, NET [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS, NET
NOTE 6:-	GOODWILL AND OTHER INTANGIBLE ASSETS, NET

a.	Goodwill:

Changes in goodwill as of December 31, 2010 and 2011 are as follows:

	December 31,
	2011	2010

Goodwill, beginning of year	$6,133	$6,313
Revaluation (foreign currency exchange differences)	(63)	(180)
Acquisition of RepliWeb	6,941	-

Goodwill, end of year	$13,011	$6,133

b.	Other intangible assets, net

Net other intangible assets consisted of the following:

	December 31,
	2011	2010
Original amount:
Software development costs	$22,272	$22,272
Core Technology	2,166	-
Customers relationship	1,035	-

	25,473	22,272
Accumulated amortization:
Software development costs	22,112	21,776
Core Technology	220	-
Customers relationship	287	-

	22,619	21,776
Other Intangible assets ,net:
Software development costs	160	496
Core Technology	1,946	-
Customers relationship	748	-

	$2,854	$496

The estimated future amortization expense of other intangible assets as of December 31, 2011 is as follows:

December 31

2012	$985
2013	746
2014	617
2015	362
2016	144

$2,854

ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES
NOTE 7:-	ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31,
	2011	2010

Government authorities	$76	$27
Accrued expenses	1,046	671
Uncertain tax position liability	222	-
Tax liabilities	630	-
Others	154	61

	$2,128	$759

OTHER LONG-TERM LIABILITIES	12 Months Ended
Dec. 31, 2011
OTHER LONG-TERM LIABILITIES [Abstract]
OTHER LONG-TERM LIABILITIES
NOTE 8:-	OTHER LONG-TERM LIABILITIES

		December 31,
		2011	2010

a.	Long-term loan and current maturities (see b)	$83	$1,083
	Long term payable	166	-
	Capital lease obligations, linked to the Israeli Consumer Price Index and bearing interest of 5%	32	21

		281	1,104
	Less - current maturities	115	1,014

		$166	$90

b.
On January 31, 2007, the Company entered into a Loan Agreement (the "Agreement"), with Plenus Technologies Ltd ("Plenus" or the "Lender"), whereby the lender provided a $ 2,000 loan. In connection with the Agreement, the Company issued to the Lender non-forfeitable warrants, exercisable until January 30, 2012, to purchase up to 439,883 Ordinary shares at an exercise price of $ 1.364 per share, subject to price adjustments.

On March 30, 2009, the Company and Plenus amended the Agreement. Under the amendment, (the "New Agreement") the Company was to repay the loan amount in 24 equal monthly installments starting February 2010 and the loan would accrue interest at an annual fixed rate of 9%. The amendment became effective upon the completion of a rights offering conducted by the Company, on May 12, 2009 (refer to Note 12b for further details). As part of the New Agreement, the exercise period of warrants previously issued as part of a credit line agreement, exercisable to purchase up to 442,909 Ordinary Shares, was extended such that the exercise period will also lapse on January 30, 2012.

See also Note 10a for charges related to the loan.

In addition, the New Agreement provided that if, during the period between March 19, 2009 and March 18, 2014, the Company enters into a transaction or series of related transactions (a "Fundamental Transaction") which entails (i) the acquisition of the Company by means of a merger or other form of corporate reorganization in which 50% or more of the outstanding shares is exchanged for securities or other consideration issued or paid by the acquiring entity or, a transaction or a series of transactions in which a person or entity acquires more than 50% of the outstanding shares, (ii) the sale of all or substantially all of the assets of the Company; then an additional amount shall be paid to the Lender (the "Additional Payment"): in the cases of merger or acquisition ,an amount equal to the higher of (A) 15% of the outstanding Loan Amount, and (B) 15% of the aggregate proceeds payable in connection with such Fundamental Transaction to the shareholders. In the case of the sale of substantially all of the Company's assets, an amount equal to the higher of (A) 15% of the outstanding Loan Amount, and (B) 15% of the aggregate proceeds payable to the Company in connection with such Fundamental Transaction; the "aggregate proceeds" shall be calculated while subtracting any amount of debts, liabilities and obligations which have accrued prior to the closing of such Fundamental Transaction and have not been assumed by the purchaser in such Fundamental Transaction.

Alternatively, for a period of fourteen (14) days commencing on the date on which the Company provides the Lender with a copy of the Company's audited financial statements for the year ending December 31, 2012, provided that the consolidated revenues are equal to, or exceed, $ 18,000, the Lender will be entitled, at its sole discretion and in lieu of the Additional Payment, to receive an amount equal to the higher of (i) 15% of such revenues, and (ii) $ 1,500.

According to ASC 815, the above mentioned was considered an embedded derivative which should be bifurcated and marked to market at each reporting date. The fair value of this embedded derivative was insignificant through September 2011 (date of modification).

The Company accounted for the change in terms under the New Agreement in accordance with ASC 470-50-40, and determined it was a non-substantive modification.

In connection with the acquisition of RepliWeb, in September 2011, the Company and Plenus entered into another amendment to the Agreement, such that the period during which Plenus is entitled to compensation of 15% of the proceeds payable in a Fundamental Transaction upon consummation of a Fundamental Transaction was extended until December 31, 2017. During such extended period, Plenus may elect to receive $300 in cash in lieu of such compensation. Under this amendment, Plenus' right to compensation in the event that consolidated revenues in 2012 exceed $18 million was revoked.

The Company accounted for above mentioned in accordance with ASC 815-40, based on which the above was considered as a derivative and recorded as a liability on the balance sheet and is marked to market at each reporting period. As of December 31, 2011 the liability amounted to $440. The fair value of this derivative was based on valuation performed by third- party valuation firm using Binomial Model for options valuation based on assumptions provided by managements.

CONVERTIBLE DEBT	12 Months Ended
Dec. 31, 2011
CONVERTIBLE DEBT [Abstract]
CONVERTIBLE DEBT
NOTE 9:-	CONVERTIBLE DEBT

	December 31,
	2011	2010

Convertible debt	$835	$1,816
Less - current maturities	835	245

	$-	$1,571

In April 2004, the Company issued to a group of investors convertible notes (the "Promissory Notes") in the face amount of $ 2,000 bearing interest at 5% per annum, and warrants to purchase 480,000 Ordinary shares at an initial  price per share of $ 1.75 (subject to adjustments). The principal of the debt is repayable at the end of five years and the interest is payable semiannually. The debt was convertible into Ordinary shares at a conversion price of $ 1.75 per share (subject to adjustments). The warrants expired on May 4, 2007 without being exercised.

Issuance expenses in respect of the convertible debt in the amount of $ 247 were deferred and recorded as "deferred charges". These deferred charges were amortized over the period from the date of issuance to the stated original redemption date of the debt and were fully amortized by December 31, 2009.

In accordance with ASC 470-20, "Debt with Conversion and Other Options", the Company allocated the total proceeds between the convertible debt and the warrants (which are recorded in additional paid-in-capital) based on the relative fair values of the instruments at the time of issuance. The aforementioned allocation resulted in a discount on the convertible debt.

In addition, under the guidelines of the ASC, the Company recognized and measured the embedded beneficial conversion feature in the convertible debt, by allocating a portion of the proceeds equal to the intrinsic value of the feature to additional paid-in-capital. The intrinsic value of the feature was calculated on the commitment date using the effective conversion price which had resulted subsequent to the allocation of the proceeds between the detachable warrants and the convertible debt. This intrinsic value was limited to the portion of the proceeds allocated to the convertible debt, which was fully amortized by December 31, 2009.

The aforementioned accounting treatment resulted in a total debt discount equal to the full face amount of the debt ($ 2,000). The discount was amortized over a five-year period from the date of issuance until the stated redemption date of the debt.

In September 2006, following a private placement conducted by the Company, the conversion price of the notes and exercise price of warrants was adjusted to $ 1.25 per share. As a result, the number of shares that would be received upon conversion of the notes increased by 457,143 shares to 1,600,000 shares.

The aforementioned accounting treatment resulted in an incremental debt discount of $ 730. The discount was amortized over a 2.25 year period from the date of the adjustment until the stated redemption date of the debt, which was fully amortized by December 31, 2009.

Effective January 1, 2009, the Company adopted an accounting pronouncement which requires issuers to bifurcate the conversion embedded feature of the convertible debt and marked to market at each reporting date. See Note 2t.

In January 2009, the Company entered into an agreement with the holders of the Promissory Notes (the "Extension Agreement"), whereby the maturity date of the Promissory Notes was extended by 18 months from May 4, 2009 to November 4, 2010. In consideration of extending the repayment date, the holders of the Promissory Notes received the following:

1.	The interest rate of the Promissory Notes was increased from an annual rate of five percent (5%) to a floating annual rate of the LIBOR rate plus five percent (5%);

2.	The Company will not be able to obtain new loans which are ranked senior to, or parri passu with, the Promissory Notes; and

3.
Warrants held by the holders of the Promissory Notes and another person, exercisable into a total of 600,000 Ordinary shares, were amended so that (1) the expiration date was extended by 18 months from October 9, 2009 to April 9, 2011 (this date was further extended in March 2010 - see below) and (2) the price adjustment mechanism was amended so that any financing of more than $ 100 (instead of $ 1,500) will trigger such price protection adjustment.

Under the Promissory Note terms, failure to pay interest when due constitutes an event of default and accordingly entitles the lenders to the right to declare the unpaid principal balance together with the interest accrued, immediately due. The Company subsequently entered into the Second Extension Agreement (see below) with the lenders, and paid the outstanding accrued interest.

In March 2010, the Company entered into another extension agreement (the "Second Extension Agreement") with the holders of the Promissory Note, whereby the maturity date was extended from November 4, 2010, such that the aggregate principal amount was to become due and payable in six equal quarterly installments of $ 333 starting on November 4, 2010. In consideration, the holders received the following:

1.	The interest rate of the Promissory Note was increased from an annual rate of LIBOR plus five percent (5%) to a fix rate of nine percent (9%), payable in cash together with the applicable installment;

2.
Warrants held by the holders of the Promissory Note and another person, exercisable into a total of 600,000 Ordinary shares, were amended so that the expiration date was extended from April 9, 2011 to the later of (1) February 9, 2012, and (2) the date on which the principal amount under the Promissory Note issued to the holders, and any interest accrued and outstanding thereon, will have been fully repaid to the holders;

3.
The definition of what constitutes an "event of default" would include (1) a failure by the Company to pay, when due, indebtedness of more than $ 100 and (2) the declaration of an event of default by Plenus; and

4.	Other than with respect to holders, who were directors at the time and who waived their entitlement to the following, the holders of the Promissory Note will also be entitled to the following:

a)
If the Company fails to timely pay any installment (including interest), and the same is not remedied within ten (10) days, the Company will be required to issue additional warrants to the holders (1) at an exercise price equal to the average closing price of our Ordinary shares in the 14 trading days following the relevant due date, but not less than $ 0.12 per share, and (2) that are exercisable into a number of Ordinary shares equal to 100% of the unpaid balance of the installment divided by the applicable exercise price. The aforesaid delay in the payment of 10 days or more shall not be considered an event of default provided that these warrants are issued within 45 days following the relevant due date; and

b)
If the Company fails to timely pay such installment (including interest), and the same is not remedied within 90 days from the date it is due, then the Company will be required to issue warrants to the holders (1) at an exercise price equal to the average closing price of its Ordinary shares in the 14 trading days following the aforesaid 90th day, but not less than $ 0.12 per share and (2) that are exercisable into a number of Ordinary shares equal to 60% of the unpaid balance of the principal amount less the installment (that triggered the issuance above) divided by the applicable exercise price. A delay in payment of more than 90 days will be considered an event of default.

The Company accounted for the First and Second Extension Agreement in accordance with ASC 470-50-40 "Debt Modification and Extinguishment" as a non-substantial modification.

Between December 2010 through February 2, 2011, the Company entered into a third extension agreement (the "Third Extension Agreement") with certain holders of the Promissory Notes representing 82% of the outstanding balance (out of which holders representing 56% of the balance signed the extension as of December 31, 2010), whereby the maturity date was further extended, such that the aggregate principal amount will become due and payable in four equal installments of $ 377 on each of the following dates: (1) April 1, 2012; (2) June 30, 2012; (3) September 30, 2012; and (4) December 31, 2012. In consideration, the holders of the Promissory Notes received the following:

1.	The interest rate was increased from a fixed annual rate of nine percent (9%), to a fixed annual rate of eleven percent (11%) payable in cash together with the applicable installment;

2.
Warrants held by the holders of the Promissory Notes and another person  , exercisable into a total of 489,600 Ordinary shares, were amended so that that the expiration date was extended from (A) the later of (1) February 4, 2012 and (2) date on which the principal amount under the convertible note issued to the holder, and any interest accrued and outstanding thereon, shall have been fully repaid to the holder to (B) the later of (1) December 31, 2013 and (2) date on which the principal amount under the Promissory Notes issued to the holder, and any interest accrued and outstanding, shall have been fully repaid to the holder; and

3.
Warrants held by the Lenders, exercisable into a total of 2,222,721 Ordinary shares were amended so that the expiration date was extended from May 11, 2012 to the later of (1) December 31, 2013 and (2) date on which the principal amount under the Promissory Notes and any interest accrued and outstanding, shall have been fully repaid to the holder.

The Company accounted for the Third Extension Agreement in accordance with ASC 470-50-40 as a substantial modification because the present value of modified cash flows under the Third Extension Agreement resulted in a change greater than 10% in the present value based on the liabilities' original interest rate. Consequently, the Company recorded additional expenses related to the modification of the terms of the convertible debt and warrants of $ 274, which is included within financial expenses (out of which $ 53 were recorded against additional-paid in capital with respect to change in terms of equity classified warrants).

In September 2011, in accordance with the terms of the Promissory Notes, as a result of the issuance of shares as part of the acquisition of RepliWeb, the conversion price was adjusted to $0.62 per share (rather than $1.25 per share), such that the Promissory Notes became convertible into an aggregate of 2,632,258 ordinary shares (rather than 1,305,600 ordinary shares).

On December 31, 2011, two holders converted all of their Promissory Notes into ordinary shares pursuant to the terms of the following offer (the "Prepayment Offer"), which expired on January 31, 2012:

•	The conversion ratio of the Promissory Notes being converted was increased, reflecting a reduction of the conversion price from $0.62 to $0.50 per share; and
•
Each holder was entitled to payment, in cash or in additional ordinary shares (based on the new conversion ratio), of the interest payment due in 2012 plus accrued and unpaid interest for 2011 (in a total amount of approximately $100 and $200 for all Notes, respectively).

The two holders above converted an outstanding amount of $736. The outstanding associated bifurcated conversion feature of $206 was accordingly allocated to equity. In accordance with ASC 470-20-40-16, the Company recognized inducement expense of $ 202 against additional paid-in-capital, related to the conversion based on the above offer.

The two holders have also exercised their rights (See note 12b) to acquire an aggregate of 315,256 additional ordinary shares at $0.12 per share.

CHARGES (ASSETS PLEDGED)	12 Months Ended
Dec. 31, 2011
CHARGES (ASSETS PLEDGED) [Abstract]
CHARGES (ASSETS PLEDGED)
NOTE 10:-	CHARGES (ASSETS PLEDGED)

a.
In order to secure the Company's obligations and performance pursuant to the New Agreement with Plenus described in Note 8b, the Company recorded a first priority fixed charge in favor of the lender on all of its intellectual property, and a first priority floating charge in favor of the lender on all of its rights, title and interest in all its assets. The Security Agreements contain certain limitations, among other things, on the Company's ability to materially change its business, incur certain additional liabilities and pay dividends, without the consent of the lenders. The aforesaid pledges expired upon full repayment of the loan in January 2012.

b.	As collateral for certain liabilities of the Company to banks and others, fixed charges have been recorded on certain property and equipment of the Company.

COMMITMENTS AND CONTIGENT LIABILITIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES
NOTE 11:-	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Lease commitments:

The Company leases its operating facilities under non-cancelable operating lease agreements, which expire on various dates, the latest of which is in June 2014. In addition, the Company leases computers and peripheral equipment as well as motor vehicles under non-cancelable operating leases. Future minimum commitments under these leases as of December 31, 2011, are as follows:

Year ended December 31,	Operating leases

2012	$773
2013	178
2014	74

$1,025

b.
Rent expenses under operating leases for the years ended December 31, 2011, 2010 and 2009 were (net of sublease income in the amount of $125, $75 and $75, respectively) $ 636, $ 445 and $ 407, respectively.

The Company has an outstanding bank guarantee in the amount of $ 126 to its Israeli office lessors to cover the last 3 months of rent and a bank guarantee in the amount of $5 to a vendor.

SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2011
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 12:-	SHAREHOLDERS' EQUITY

a.	The Company's Ordinary shares are traded on the OTCBB (Over The Counter Bulletin Bourd).

The Ordinary shares confer upon the holders the right to receive notice to participate and vote in general meetings of the Company, and the right to receive dividends, if declared.

b.
On May 12, 2009, the Company completed a rights offering raising cash proceeds of $ 600 (excluding offering expenses and the conversion of the Loan noted below). The Company issued to the subscribing shareholders and the Lenders a total of 8,258,754 Ordinary shares and three-year warrants exercisable into 4,129,376 shares, at an exercise price of $ 0.12 per share.

In addition, upon closing of the rights offering, a convertible bridge loan in the amount of $393 received in 2008 was converted to equity on the same terms of the rights offering.

As a result of the rights offering, the holders of the Promissory Notes became entitled, in accordance with the original terms of the Promissory Notes, to receive rights, exercisable until the maturity of the debt, to acquire up to an aggregate of 856,672 Ordinary shares at a purchase price of $ 0.12 per share, and for each two Ordinary shares so purchased, warrants to purchase up to 428,336 Ordinary shares at an exercise price of $ 0.12 per share.

c.	Stock Option Plans:

Under the Company's  2001 and 2003 Stock Option Plans (the "Plans"), the Company has granted options to purchase Ordinary shares to employees, directors and officers as an incentive to attract and retain qualified personnel. The exercise price of options granted under the Plans may not be less than 100% (110% in the case of a 10% shareholder) of the fair market value of the Company's Ordinary shares on the date of grant for incentive stock options and 75% of the fair market for non-qualified options. Under the terms of these Plans, options generally become exercisable ratably over three years of employment, commencing with the date of grant or with the date of hire (for new employees at their first grant). The options generally expire no later than 6 years from the date of the grant, and are non-transferable, except under the laws of succession.

Under the Plans, 7,200,000 Ordinary shares of the Company were reserved for issuance (in January 2012, the Company reserved additional 600,000 ordinary shares). Any options that are canceled or forfeited before expiration  become available for future grants. As of December 31, 2011, there are 234,673 options available for future grants.

The following is a summary of the Company's stock options granted under the Plans:

	Year ended December 31, 2011
	Number of options	Weighted average exercise price	Aggregate intrinsic value
	In thousands		In thousands

Outstanding at beginning of year	4,756	0.50	$1,600
Granted	2,204	0.70	31
Exercised	(145)	0.27	39
Canceled or forfeited	(87)	0.96	11

Outstanding at end of year	6,728	0.57	$647

Vested and expected to vest at end of year	6,502	0.56	$645

Exercisable at end of year	3,904	0.52	$617

The total intrinsic value of options exercised during the years ended December 31, 2011, 2010 and 2009, was $ 39, $ 24 and 0, respectively.

As of December 31, 2011, there was $ 1,175 of total unrecognized compensation cost related to non-vested share-based compensation that are expected to be recognized over a period of up to three years.

The options outstanding as of December 31, 2011, have been separated into ranges of exercise price as follows:

	Outstanding			Exercisable
Exercise price	Number outstanding (in thousands)	Weighted average remaining contractual life (years)	Weighted average exercise price	Number exercisable (in thousands)	Weighted average remaining contractual life (years)	Weighted average exercise price
$			$			$

0.08	240	3.00	0.08	240	3.0	0.08
0.12-0.14	831	3.12	0.14	757	3.1	0.14
0.25-0.3	1,210	2.43	0.29	1,106	2.3	0.29
0.37-0.38	816	4.08	0.37	474	4.1	0.37
0.49-0.58	828	1.93	0.53	814	1.9	0.53
0.65-0.69	1,003	5.72	0.65	-	-	-
0.7-0.76	1,341	5.46	0.73	54	5.0	0.70
1.32	40	0.99	1.32	40	1.0	1.32
1.92-2.19	280	2.25	1.96	280	2.2	1.96
2.42-2.46	140	2.7	2.45	140	2.7	2.45

	6,728	3.76	0.57	3,926	2.66	0.52

Weighted average fair values and weighted average exercise prices of options whose exercise prices equal or less than the market price of the shares at date of grant are as follows:

	Year ended December 31,
	2011		2010		2009
	Weighted average fair value	Weighted average exercise price	Weighted average fair value	Weighted average exercise price	Weighted average fair value	Weighted average exercise price

Equals market price at date of grant	$0.58	$0.72	$0.36	$0.42	$0.13	$0.17

Less than market price at date of grant	$0.61	$0.65	-	-	-	-

More than market price at date of grant	$0.47	$0.69	-	-	-	-

Upon exercise of options by employees, the Company has a policy of issuing registered shares for all options exercised.

d.	Warrants:

The Company's outstanding warrants and rights as of December 31, 2011 are as follows:

Issuance date	Outstanding	Exercise price	Exercisable through

June 2004 (1)	71,090	$0.12	January 30, 2012 (*)
May 2006 (1)	54,400	$0.12	January 30, 2012 (*)
September 2006 (2)	441,600	$0.12	December 31,2013
May 2009(3)	2,174,721	$0.12	December 31,2013
May 2009 (4)	383,790	$0.12	December 31,2013 (**)
May 2009 (5)	191,893	$0.12	Three years from exercise date of the rights (**)
May 2009 (5)	157,628	$0.12	December 30,2014
May 2009 (3)	1,251,831	$0.12	May 11,2012

	4,726,952

All outstanding warrants are excisable.

(1)	Issued to the lender as part of the credit line agreement (see Note 8b).
(2)	Issued in connection with the private investment carried out in September 2006.
(3)	Issued to shareholders who participated in the rights offering and to Lenders (see Note 12b).
(4)	Rights issued to Lenders in connection with the rights offering (see Note 12b).
(5)	Warrants to Lenders in connection with exercising the rights issued in the rights offering (see Note 12b)

(*)	The aggregate of 125,490 warrants were net-exercised in January 2012 into 104,280 shares.
(**)	113,080 warrants were exercised in January 2012.

During 2011, certain holders of warrants, exercisable into 379,200 ordinary shares waived the price protection adjustment mechanism embedded in the warrants. Plenus also waived the price protection adjustment mechanism embedded in warrants exercisable into 882,792 ordinary shares.  As a result, these warrants were no longer classified as a liability, and accordingly were no longer marked to market.  The fair value of the warrants as of that date of $860 was classified into equity.

INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES [Abstract]
INCOME TAXES
NOTE 13:-	INCOME TAXES

a.	Accounting for uncertainty in income taxes:

As of December 31, 2011 and for the years ended December 31, 2009 and 2010, the Company did not have any unrecognized tax benefits and no interest or penalties related to unrecognized tax benefits had been accrued

December 31, 2011

Beginning balance	$-
Liability assumed in connection with the acquisition of RepliWeb	193
Additions for prior years tax position	(2)
Additions for current year tax position	31

Ending balance	$222

As of December 31, 2011, the entire amount of the unrecognized tax benefits could affect the Company's income tax provision and the effective tax rate.

During the year ended December 31, 2011, the Company recorded $ 4 for interest expense related to uncertain tax positions. As of December 31, 2011, the Company had accrued interest liability related to uncertain tax positions in the amounts of $32, which is included within accrued expenses and other liabilities on the balance sheet.

The Company believes that it has adequately provided for any reasonably foreseeable outcomes related to tax audits and settlement. However, the final tax outcome of its tax audits could be different from that which is reflected in the Company's income tax provisions and accruals. Such differences could have a material effect on the Company's income tax provision and net income in the period in which such determination is made.

b.	Israeli taxation:

Taxable income of the Israeli companies is subject to the Israeli corporate tax at the rate as follows: 2009 - 26%, 2010 - 25%, 2011 - 24%. On December 5, 2011 the "Knesset" (Israeli Parliament) passed a law for changing the tax burden (the Law), which cancel, among others, the graduate reduction in the rates of the Israeli corporate tax. In addition the Israeli corporate tax will be increase to 25% starting in 2012. In accordance, the real capital gains tax increase to 25%.

c.	Income taxes of non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective countries of residence.

d.
Tax reports filed by the Israeli entities through the year ended December 31, 2005 are considered final. The U.S tax returns of Attunity Inc remain subject to examination by the U.S tax authorities for the tax years beginning in January 1, 2007 and for RepliWeb Inc. January 1, 2005.

e.	Tax loss carry-forwards:

Net operating loss carry-forwards as of December 31, 2011 are as follows:

Israel	$45,095
United States *)	$1,898
UK	$2,440
Hong Kong	$2,277
Other	$708
$52,418

Net operating losses in Israel, the UK and Hong Kong may be carried forward indefinitely. Net operating losses in the U.S. may be carried forward through periods which will expire in the years 2012-2030.

*)
Utilization of U.S. net operating losses may be subject to substantial annual limitation due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.

f.	Deferred taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax liabilities and assets are as follows:

	December 31,
	2011	2010

Net operating loss carry forwards	$13,158	$14,282
Temporary differences	1,226	934

Total deferred tax asset before valuation allowance	14,384	15,216
Less - valuation allowance	(13,813)	(15,216)
Deferred tax asset	571	-
Intangible assets	(1,078)	-

Deferred tax liability	(1,078)	-

Deferred tax liability, net	$(507)	$-

Domestic:	-	-
Foreign:
Current deferred tax asset, net	8	-
Non-current deferred tax liability	(515)	-
	(507)	-

	$(507)	-

The Company has provided valuation allowances in respect of deferred tax assets resulting from tax loss carry forwards and other temporary differences in Israel. Management currently believes that since the Company has a history of losses it is more likely than not that the deferred tax regarding the loss carry forwards and other temporary differences will not be realized in the foreseeable future.

g.	Reconciliation of the tax expenses to the actual tax expenses:

The main reconciling items of the statutory tax rate of the Company (2009 - 26%, 2010 - 25%, 2011 - 24%) to the effective tax rate are valuation allowances provided for deferred tax assets (in all reported periods). Tax expenses mainly represent business taxes in certain foreign locations.

h.	Loss before taxes on income (benefit):

	Year ended December 31,
	2011	2010	2009

Domestic	$789	$(1,634)	$(1,511)
Foreign	424	203	236

	$1,213	$(1,431)	$(1,275)

Income taxes are comprised as follows:

	Year ended December 31,
	2011	2010	2009

Deferred tax benefit	$(774)	$-	$-
Current taxes	375	74	28

	(399)	74	28

Domestic	218	23	15
Foreign	(617)	51	13

	(399)	74	28
Domestic taxes:
Current	218	23	15
Deferred	-	-	-

	218	23	15

Foreign taxes - US:
Current	157	51	13
Deferred	(774)	-	-

Total foreign taxes	(617)	51	13

Taxes on income	$(399)	$74	$28

ENTITY-WIDE DISCLOSURES	12 Months Ended
Dec. 31, 2011
ENTITY-WIDE DISCLOSURES [Abstract]
ENTITY-WIDE DISCLOSURES
NOTE 14:-	ENTITY-WIDE DISCLOSURES

Revenues by geographical areas were as follows:

	Year ended December 31,
	2011	2010	2009

Israel	$948	$857	$637
United States	10,729	6,051	5,872
Europe	2,191	1,693	1,319
Far East	869	968	963
Other	432	506	662

	$15,169	$10,075	$9,453

In 2011, 2010 and 2009, 82%, 90% and 90% of license revenues were derived from the connectivity and replication/ change data capture products respectively. For the year ended December 31, 2011, one of our OEM partners accounted for approximately 13.4 % of our revenues and another OEM partner accounted for approximately 10.7%. For the years ended December 31, 2010 and 2009, no single customer accounted for more than 10% of our revenues.

All of the Company's long-lived assets are located in Israel apart for assets in insignificant amounts which are located elsewhere.

SELECTED STATEMENTS OF OPERATIONS DATA	12 Months Ended
Dec. 31, 2011
SELECTED STATEMENTS OF OPERATIONS DATA [Abstract]
SELECTED STATEMENTS OF OPERATIONS DATA
NOTE 15:-	SELECTED STATEMENTS OF OPERATIONS DATA

a.	Research and development costs, net:

	Year ended December 31,
	2011	2010	2009

Total costs	$4,960	$2,482	$2,272
Capitalized software development costs	-	-	(378)

	$4,960	$2,482	$1,894

b.	Financial income (expenses), net

	Year ended December 31,
	2011	2010	2009
Financial ( income):
Interest	$(9)	$(3)	$(1)
Exchange rate differences , net	-	-	(33)

	(9)	(3)	(34)
Financial expenses:
Interest	286	293	327
Amortization of debt discount		-	126
Amortization of deferred expenses (issuance expenses and credit line costs)		-	25
Exchange rate differences, net	92	132	-
Revaluation of liabilities presented at fair value.	589	692	253
Expenses related to modification of convertible debt and change in terms of warrants	-	273	-
Convertible Debt inducement expenses	202	-	-
Fair value of guarantee associated with short term loan	49	-	-
Accretion of contingent payment obligation	75	-	-

	1,293	1,392	731

	$1,284	$1,389	$697

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
NOTE 16:	SUBSEQUENT EVENTS.

In  January  2012, the holders, in the aggregate, of approximately $500 of principal amount of the Promissory Notes, converted their Promissory Notes into a total of 0.9 million ordinary shares pursuant to the Prepayment Offer (see also Note 9). As a result, as of that date, the fair value of the bifurcated conversion feature will be classified into equity and no longer be marked to market.